24. Derivative Financial Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Amount payable to financial institution	$ 163,741
Notional value of derivatives			$ 1,432,225
Gain (loss) on change in fair value of derivatives		$ 18,096	$ 33,558
Conversion feature on promissory notes [Member]
Disclosure of financial liabilities [line items]
Notional value of derivatives	1,859,700
Gain (loss) on change in fair value of derivatives	$ 292,562